Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital [Member]	Contributed Surplus [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Equity securities [member]	Accumulated other comprehensive income (loss) [member] Currency hedging instruments [member]	Accumulated other comprehensive income (loss) [member] Fuel Hedging Instruments [Member]	Deficit [member]
Beginning balance at Dec. 31, 2019		$ 3,693.3	$ 90.7		$ (4.8)	$ 4.6	$ 0.0	$ (1,088.5)
Changes in equity [abstract]
Repurchase and cancellation of common shares (note 12)		(10.7)						5.2
Issuance of shares related to share-based compensation		7.5
Issuance of shares related to dividend reinvestment and share purchase plan		10.0
Share-based compensation			4.1
Transfer from contributed surplus of share-based compensation redeemed		2.8	(2.8)
Stock Issued During Period, Value, Merger			(3.5)
Realized gain on sale of equity securities, reclassified to deficit					(6.6)
Unrealized (loss) gain on equity securities, net of taxes					23.8
Dividends (note 12(f))	$ (23.9)	(1.7)						(25.6)
Reclassification of realized gain on sale of equity securities, net of tax								6.6
Net (loss) earnings	144.2							144.2
Hedging gains (losses) for hedge of group of items with offsetting risk positions						1.1	0.1
Ending balance at Dec. 31, 2020	2,851.5	3,702.9	88.5	$ 18.2	12.4	5.7	0.1	(958.1)
Changes in equity [abstract]
Repurchase and cancellation of common shares (note 12)		(14.9)						3.2
Issuance of shares related to share-based compensation		0.2
Issuance of shares related to dividend reinvestment and share purchase plan		4.6
Share-based compensation			6.8
Transfer from contributed surplus of share-based compensation redeemed		0.1	(0.1)
Stock Issued During Period, Value, Merger			(5.7)
Realized gain on sale of equity securities, reclassified to deficit					(12.0)
Unrealized (loss) gain on equity securities, net of taxes					(2.9)
Dividends (note 12(f))								(39.1)
Reclassification of realized gain on sale of equity securities, net of tax								12.0
Net (loss) earnings	(66.7)							(66.7)
Hedging gains (losses) for hedge of group of items with offsetting risk positions						(1.7)	0.3
Ending balance at Dec. 31, 2021	$ 2,735.6	$ 3,692.9	$ 89.5	$ 1.9	$ (2.5)	$ 4.0	$ 0.4	$ (1,048.7)